INCOME STATEMENT DETAILS (Schedule of Employee Benefit Expense) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Wages and salaries including social benefits, social security costs, pension costs and car maintenance before capitalization	₪ 503	₪ 537	₪ 622
Less: expenses capitalized (notes 10, 11)	(77)	(65)	(65)
Service costs: defined benefit plan (note 16(2))	15	17	21
Service costs: defined contribution plan (note 16(1))	17	14	15
Employee share based compensation expenses (note 21(b))	20	45	17
Employee benefits expense	₪ 478	₪ 548	₪ 610